Shareholders' Equity (Deficit)	6 Months Ended
Jun. 30, 2022
Disclosure of Shareholders Equity Deficit [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)

NOTE 6 - SHAREHOLDERS' EQUITY (DEFICIT):

The ordinary shares in the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if and when declared.

	Number of shares(*)
	June 30, 2022		December 31, 2021
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	24,386,680	2,000,000,000	13,579,032
Warrants**	3,450,000	3,450,000	3,450,000	3,450,000

(*)	See also Note 9D.

(**)	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.

During the period the six months period ended June 30, 2022 the Company issued 10,807,647 ordinary shares related to: conversion of performance shares, exercise of options, payment made to a service provider, issuances for private placement investments in the Company and issuance to the Company’s CEO. See also Notes 3 and 5.

In January 2022, the Company granted four series of performance shares in a total amount of 2,000,000 units to directors, officers and certain employees of the Company to be exercised upon achieving certain market capitalization of the Company. The Performance shares units will expire two years from the date of issuance.

50% of the units granted will become vested and exercisable when the company market cap reaches $75,000 (“Series E”), 16.67% of the units granted will become vested and exercisable when the company market cap reaches $100.000 (“Series F”), 16.67% of the units granted will become vested and exercisable when the company market cap reaches $125,000 (“Series G”) and 16.67% of the units granted will become vested and exercisable when the company market cap reaches $150,000 (“Series H”).

In January 2022, the Company’s market value reached $75,000 and therefore Series E units were exercised to 1,000,000 ordinary shares of the Company.

On January 19, 2022, the Company granted two additional series of performance shares in a total amount of 2,650,000 units to directors, officers and certain employees of the Company to be exercised upon achieving certain market capitalization of the Company. The Performance shares units will expire five years from the date of issuance.

50% of the units granted will become vested and exercisable when the company market cap reaches $175,000 (“Series I”), and the remaining 50% of the units granted will become vested and exercisable when the company market cap reaches $200,000 (“Series J”).

All the incentive performance rights were valued using a Monte-Carlo based risk-neutral valuation model, which is designed to model the Company’s equity value over time. The total fair value of the performance shares, as measured on issuance date, amounted to $10,927 and the Company recorded an expense amounted to $2,418 through profit and loss in the six months period ended June 30, 2022. The key inputs that were used in the valuations of the Performance shares were: risk-free interest rate of 0.895% and expected volatility of 60% for Series E, F, G and H; and risk-free interest rate of 1.62% and expected volatility of 60% for Series I and J.

In January 2022, the Company granted 150,000 warrants to two service providers which will become vested and exercisable over 3 years, as follows, 33.33% after one year and then 8.33% per quarter following the first vesting date and for a period of eight consecutive quarterly periods. The warrants have an exercise price of $3.5 per option share. The total fair value of the warrants, as measured on issuance date, amounted to $212 and the Company recorded an expense of $66 through profit and loss in the six months period ended June 30, 2022.

In July 2021, the Company signed an agreement with a service provider to provide consulting services. As part of the consideration, on April 8, 2022, the Company issued to the service provider 50,000 of the Company’s ordinary shares. The Company’s share price on the date of issuance was $1.29 per share and the Company recorded an expense of $64 through profit and loss.

In June 2022 the Company granted 2,225,000 share options to directors, officers and certain employees of the Company at an exercise price of $0.65 per share that will be vested after one year and shall be exercisable over 5-year term, commencing on the grant date. The total fair value of the share options, as measured on issuance date, amounted to $1,207 and the Company recorded an expense of $46 through profit and loss in the six months period ended June 30, 2022.

In June 2022, the Company issued warrants to purchase 50,000 ordinary shares to a service provider with an exercise price of $2.0 per share. The warrants shall become vested and exercisable commencing two years after the grant date, and shall be exercisable over 5-year term, commencing on the grant date. The total fair value of the warrants, as measured on issuance date, amounted to $21 and the Company recorded it as an expense profit and loss in the six months period ended June 30, 2022.

Share repurchase program

On May 20, 2022, the Company announced that its board of directors authorized a share repurchase program to acquire up to $1 million of the Company's ordinary shares. Until June 30, 2022, the Company purchased 199,471 ordinary shares in consideration for $121.